5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
LONG-TERM INVESTMENTS
Loss in joint venture	$ (116,295)	$ (731,101)
Accrued interest expense	$ 194,122	$ 166,225